Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0
Amendment Flag	false
Entity Central Index Key	0000946155
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY